Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation
Schedule of taxation, comprehensive income

	2021	2020	2019
	$m	$m	$m
Current tax expense
Current year	1,200	981	1,243
Adjustment to prior years	(5)	(10)	66
Total	1,195	971	1,309
Deferred tax expense
Origination and reversal of temporary differences	(1,417)	(178)	(875)
Adjustment to prior years	(158)	(21)	(113)
Total	(1,575)	(199)	(988)
Taxation recognised in the profit for the period	(380)	772	321

Taxation relating to components of Other comprehensive income is as follows:

	2021	2020	2019
	$m	$m	$m
Current and deferred tax
Items that will not be reclassified to profit or loss:
Remeasurement of the defined benefit liability	(117)	36	81
Net losses/(gains) on equity investments measured at fair value through other comprehensive income	27	(180)	(60)
Deferred tax (credit)/charge relating to change of tax rates	195	63	–
Total	105	(81)	21
Items that may be reclassified subsequently to profit or loss:
Foreign exchange arising on consolidation	57	(61)	34
Foreign exchange arising on designated borrowings in net investment hedges	(19)	22	4
Deferred tax charge relating to change of tax rates	8	–	–
Total	46	(39)	38
Taxation relating to components of other comprehensive income	151	(120)	59

Schedule of tax reconciliation to UK statutory rate

	2021	2020	2019
	$m	$m	$m
(Loss)/profit before tax	(265)	3,916	1,548
Notional taxation charge at UK corporation tax rate of 19%	(50)	744	294
Differences in effective overseas tax rates	1	(49)	(49)
Deferred tax charge relating to change in tax rates[1]	54	138	39
Unrecognised deferred tax asset[2]	32	3	(16)
Items not deductible for tax purposes	208	36	92
Items not chargeable for tax purposes	(163)	(4)	(13)
Other items[3]	(299)	(65)	21
Adjustments in respect of prior periods[4]	(163)	(31)	(47)
Total tax (credit)/charge for the year	(380)	772	321

1	The 2021 item relates to substantive enactment of the increase in UK Corporation Tax rate from 19% to 25% effective 1 April 2023 (debit of $12m), the increase in the Dutch Corporate Income Tax rate from 25% to 25.8% effective 1 January 2022 (debit of $39m) and other (debit of $3m). The 2020 item relates to the increase in the 2020 substantively enacted Dutch Corporate Income Tax rate (debit of $151m) and other (debit of $5m). In 2020, it was substantively enacted that the planned reduction in the Dutch Corporate Income Tax rate to 21.7% from 25% effective 1 January 2021 would not take place. In addition, the planned reduction in the UK corporation tax rate to 17% was not enacted with the corporation tax rate remaining at 19% (credit of $18m). The 2019 item relates to the increase in the 2019 substantively enacted Dutch Corporate Income Tax rate (debit of $66m) and other (credit of $27m). In 2019, it was substantively enacted that the Dutch Corporate Income Tax rate for the year ended 31 December 2020 would increase from 22.55% to 25% and effective 1 January 2021 would increase from 20.5% to 21.7%.
2	The 2021 item includes a $15m debit arising on de-recognition of previously recognised deferred tax assets. The 2020 item includes a $22m credit arising on recognition of previously unrecognised deferred tax assets. The 2019 item includes a $27m credit arising on recognition of previously unrecognised deferred tax assets.
3	Other items in 2021 relate to a net credit of $299m relating to the reduction of tax liabilities arising from updates to estimates of prior period tax liabilities following settlements with tax authorities and on expiry of the relevant statute of limitations partially offset by a provision for transfer pricing and other contingencies. Other items in 2020 relate to a net credit of $65m relating to the release of tax contingencies following the expiry of the relevant statute of limitations partially offset by a provision for transfer pricing and other contingencies. Other items in 2019 relate to a charge of $309m relating to collaboration and divestment activity, a credit of $70m relating to internal transfers of intellectual property and a net credit of $218m relating to the release of tax contingencies following the expiry of the relevant statute of limitations and on the conclusion of tax authority review partially offset by a provision for transfer pricing and other contingencies.
4	Further details explaining the adjustments in respect of prior periods is set out on page 149.

Schedule of net deferred tax balance

	Intangibles,		Pension and	Elimination of			Losses and	Accrued
	property, plant		post-retirement	unrealised profit	Untaxed		tax credits	expenses
	& equipment	[1]	benefits	on inventory	reserves	[2]	carried forward	and other	Total
	$m		$m	$m	$m		$m	$m	$m
Net deferred tax balance at 1 January 2019	(3,368)		495	980	(557)		1,008	535	(907)
Income statement	1,055		(9)	312	(63)		(480)	173	988
Other comprehensive income	34		79	–	–		–	(30)	83
Equity	–		–	–	–		–	12	12
Exchange	14		(4)	1	22		18	1	52
Net deferred tax balance at 31 December 2019	(2,265)		561	1,293	(598)		546	691	228
Income statement	(226)		(64)	444	(92)		136	1	199
Other comprehensive income	(78)		101	–	(1)		–	72	94
Equity	–		–	–	–		–	(16)	(16)
Exchange	(58)		58	70	(110)		32	23	15
Net deferred tax balance at 31 December 2020	(2,627)		656	1,807	(801)		714	771	520
Income statement	782		(166)	(59)	(139)		307	850	1,575
Other comprehensive income	52		83	–	–		–	40	175
Equity	–		–	–	–		–	14	14
Additions through business combinations[3]	(3,744)		13	166	–		507	(1,116)	(4,174)
Exchange	57		(33)	(53)	78		(10)	(25)	14
Net deferred tax balance at 31 December 2021[4]	(5,480)		553	1,861	(862)		1,518	534	(1,876)

[1]	Includes deferred tax of $367m on contingent consideration liabilities in respect of intangibles.
[2]	Untaxed reserves relate to taxable profits where the tax liability is deferred to later periods.
[3]	The deferred tax liability of $4,174m relates to the acquisition of Alexion (Note 27) from page 178.
[4]

The Group recognises deferred tax assets to the extent that it is probable that sufficient future taxable profits will arise, against which these deductible temporary differences can be utilised. The US includes a net deferred tax asset of $245m and the UK includes a net deferred tax asset of $1,070m as at 31 December 2021 which include tax losses and other deductible temporary differences. The Group has performed an assessment of recovery of deferred tax assets and for these entities, the Group has forecasted future taxable profits and considers that it is probable that sufficient future taxable profits will arise against which these deductible temporary differences can be utilised. In arriving at these forecasts, the Group has reviewed the Group level budgets and forecasts and the ability of those entities to generate future income from developing and commercialising products, including local tax laws and the scheduling of reversal of deductible temporary differences and losses are forecast to be utilised within ten years. It is considered that these sources of income are sufficiently predictable or diversified to support a recognition period in excess of five years. A sensitivity assessment has been performed which shows that there is minimal impact on timing of reversal. Assessing the availability of future taxable income to support recognition of deferred tax assets is considered a key judgement and changes in Group forecasts will impact the recoverability of deferred tax assets. To the extent that this is not the case, no deferred tax asset is recognised and details of unrecognised deferred tax assets are included in the table below.

Schedule of unrecognised deferred tax assets

	2021	2021	2020	2020	2019	2019
	Temporary	Unrecognised	Temporary	Unrecognised	Temporary	Unrecognised
	differences	DTA	differences	DTA	differences	DTA
	$m	$m	$m	$m	$m	$m
Trading and capital losses expiring:
Within 10 years	4	1	2	–	33	9
More than 10 years	53	11	–	–	1	–
Indefinite	300	79	234	63	218	62
	357	91	236	63	252	71
Tax credits and State tax losses expiring:
Within 10 years		101		36		44
More than 10 years		441		255		259
Indefinite		86		74		67
		628		365		370
Total		719		428		441

Before the offset of balances within countries
Taxation
Schedule of net deferred tax balance

	Intangibles,	Pension and	Elimination of		Losses and	Accrued
	property, plant	post-retirement	unrealised profit	Untaxed	tax credits	expenses
	& equipment	benefits	on inventory	reserves	carried forward	and other	Total
	$m	$m	$m	$m	$m	$m	$m
Deferred tax assets at 31 December 2019	1,091	591	1,543	–	608	959	4,792
Deferred tax liabilities at 31 December 2019	(3,356)	(30)	(250)	(598)	(62)	(268)	(4,564)
Net deferred tax balance at 31 December 2019	(2,265)	561	1,293	(598)	546	691	228
Deferred tax assets at 31 December 2020	1,061	690	2,286	–	852	1,130	6,019
Deferred tax liabilities at 31 December 2020	(3,688)	(34)	(479)	(801)	(138)	(359)	(5,499)
Net deferred tax balance at 31 December 2020	(2,627)	656	1,807	(801)	714	771	520
Deferred tax assets at 31 December 2021	1,476	574	1,910	–	1,571	1,735	7,266
Deferred tax liabilities at 31 December 2021	(6,956)	(21)	(49)	(862)	(53)	(1,201)	(9,142)
Net deferred tax balance at 31 December 2021	(5,480)	553	1,861	(862)	1,518	534	(1,876)

After the offset of balances within countries
Taxation
Schedule of net deferred tax balance

	2021	2020	2019
	$m	$m	$m
Deferred tax assets	4,330	3,438	2,718
Deferred tax liabilities	(6,206)	(2,918)	(2,490)
Net deferred tax balance	(1,876)	520	228